Organization, Consolidation and Principal Activities - Summary of Results of operations of the VIE included in the Company's consolidated statements of comprehensive loss (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues	¥ 4,025,279	$ 631,654	¥ 2,580,810	¥ 2,055,789
Net (loss)/income	(191,230)	(30,009)	(5,604)	(13,449)
Variable Interest Entity, Primary Beneficiary [Member]
Revenues	4,025,279	631,654	2,580,810	2,055,789
Net (loss)/income	¥ (120,539)	$ (18,915)	¥ 66,043	¥ (11,992)